Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details) - Financial assets at fair value through profit or loss, classified as held for trading, category [member] - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost	R$ 514,779	R$ 389,514
Accumulated gain / (loss) reflected in income	(3,027)	(5,975)
Fair value	511,752	383,539
Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Cost	340,818	230,924
Accumulated gain / (loss) reflected in income	1,274	(572)
Fair value	342,092	230,352
Government Securities Latin America [Member]
IfrsStatementLineItems [Line Items]
Cost	2,854	3,484
Accumulated gain / (loss) reflected in income	21	5
Fair value	2,875	3,489
Government Securities Abroad [Member]
IfrsStatementLineItems [Line Items]
Cost	2,599	4,523
Accumulated gain / (loss) reflected in income	(37)	5
Fair value	2,562	4,528
Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Cost	141,467	117,572
Accumulated gain / (loss) reflected in income	(3,814)	(4,893)
Fair value	137,653	112,679
Corporate Securities [Member] | Negotiable Shares [Member]
IfrsStatementLineItems [Line Items]
Cost	27,844	16,931
Accumulated gain / (loss) reflected in income	(1,309)	(1,394)
Fair value	26,535	15,537
Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Cost	4,192	2,484
Accumulated gain / (loss) reflected in income	11	33
Fair value	4,203	2,517
Corporate Securities [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Cost	128	360
Fair value	128	360
Corporate Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Cost	1,655	1,580
Accumulated gain / (loss) reflected in income	(64)	(100)
Fair value	1,591	1,480
Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Cost	79,026	66,223
Accumulated gain / (loss) reflected in income	(2,478)	(3,281)
Fair value	76,548	62,942
Corporate Securities [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Cost	2,460	4,499
Accumulated gain / (loss) reflected in income	4	(126)
Fair value	2,464	4,373
Corporate Securities [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Cost	22,552	19,409
Accumulated gain / (loss) reflected in income		(31)
Fair value	22,552	19,378
Corporate Securities [Member] | Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Cost	2,611	3,888
Accumulated gain / (loss) reflected in income	(9)	12
Fair value	2,602	3,900
Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Cost	999	2,198
Accumulated gain / (loss) reflected in income	31	(6)
Fair value	1,030	2,192
Investment funds [member]
IfrsStatementLineItems [Line Items]
Cost	27,041	33,011
Accumulated gain / (loss) reflected in income	(471)	(520)
Fair value	R$ 26,570	R$ 32,491